Taxation - Summary of Restricted Loss (Detail) £ in Millions	12 Months Ended
Mar. 31, 2018 GBP (£)
Disclosure Of Unrecognised Tax Losses And Other Temporary Differences [Line Items]
Total restricted losses	£ 220
Unrestricted operating losses	3,784
Other temporary differences	77
Total	4,081
Europe [Member]
Disclosure Of Unrecognised Tax Losses And Other Temporary Differences [Line Items]
Total restricted losses	£ 14
Europe [Member] | Bottom of Range [Member]
Disclosure Of Unrecognised Tax Losses And Other Temporary Differences [Line Items]
Deferred tax assets restricted losses expiry date	2019
Europe [Member] | Top of Range [Member]
Disclosure Of Unrecognised Tax Losses And Other Temporary Differences [Line Items]
Deferred tax assets restricted losses expiry date	2027
Americas [Member]
Disclosure Of Unrecognised Tax Losses And Other Temporary Differences [Line Items]
Total restricted losses	£ 204
Americas [Member] | Bottom of Range [Member]
Disclosure Of Unrecognised Tax Losses And Other Temporary Differences [Line Items]
Deferred tax assets restricted losses expiry date	2019
Americas [Member] | Top of Range [Member]
Disclosure Of Unrecognised Tax Losses And Other Temporary Differences [Line Items]
Deferred tax assets restricted losses expiry date	2037
Other Countries [Member]
Disclosure Of Unrecognised Tax Losses And Other Temporary Differences [Line Items]
Total restricted losses	£ 2
Other Countries [Member] | Bottom of Range [Member]
Disclosure Of Unrecognised Tax Losses And Other Temporary Differences [Line Items]
Deferred tax assets restricted losses expiry date	2019
Other Countries [Member] | Top of Range [Member]
Disclosure Of Unrecognised Tax Losses And Other Temporary Differences [Line Items]
Deferred tax assets restricted losses expiry date	2027